Equity (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reserves within equity [line items]
At the beginning of the year	$ 354,174	$ 371,342
Other comprehensive loss
Currency translation	(25,585)	(48,563)	$ (166,597)
Remeasurement of defined benefit obligation	18	(307)	334
Comprehensive income, attributable to non-controlling interests	6,830	(16,874)	(44,351)
Changes in non-controlling interests
Changes in non-controlling interests (Note 24d)	(25,645)	(9,312)	63,884
Non-controlling interest at the end of the year	335,359	354,174	371,342
Non-controlling interests
Disclosure of reserves within equity [line items]
At the beginning of the year	354,174	371,342	351,809
Shareholder contributions	0	9,018	0
(Loss)/income for the year	3,400	(4,519)	9,801
Other comprehensive loss
Currency translation	3,426	(12,340)	(54,142)
Remeasurement of defined benefit obligation	9	(20)	(14)
Reserve for income tax	(5)	5	4
Comprehensive income, attributable to non-controlling interests	3,430	(12,355)	(54,152)
Changes in non-controlling interests
Business combinations	0	0	131,954
Discontinued operations	0	311	(66,656)
Changes in the participations	197	0	(1,414)
Dividends approved	(25,842)	(9,623)	0
Changes in non-controlling interests (Note 24d)	(25,645)	(9,312)	63,884
Non-controlling interest at the end of the year	$ 335,359	$ 354,174	$ 371,342